HARRIS ASSOCIATES INVESTMENT TRUST

111 S. Wacker Drive, Suite 4600

Chicago, IL 60606

February 1, 2023

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Certification of Harris Associates Investment Trust (the “Trust”)
Securities Act of 1933 (“1933 Act”) Registration No. 033-38953
Investment Company Act of 1940 Registration No. 811-06279

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the 1933 Act, the Trust certifies that:

a.	the form of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act with respect to the series of the Registrant and the classes thereof listed on Schedule A attached hereto would not have differed from those contained in the Trust’s most recent registration statement on Form N-1A, Post-Effective Amendment No. 70; and

b.	the text of Post-Effective Amendment No. 70 to the Trust’s registration statement was filed with the Commission via EDGAR on January 27, 2023 with an effective date of January 28, 2023.

Very truly yours,

HARRIS ASSOCIATES INVESTMENT TRUST

/s/ Joseph J. Allessie
Joseph J. Allessie
Vice President, Secretary and Chief Legal Officer

Schedule A

Series	Class
Oakmark Fund	Advisor Class Investor Class Institutional Class R6 Class
Oakmark Select Fund	Advisor Class Investor Class Institutional Class R6 Class
Oakmark Global Fund	Advisor Class Investor Class Institutional Class R6 Class
Oakmark Global Select Fund	Advisor Class Investor Class Institutional Class R6 Class
Oakmark International Fund	Advisor Class Investor Class Institutional Class R6 Class
Oakmark International Small Cap Fund	Advisor Class Investor Class Institutional Class R6 Class
Oakmark Equity and Income Fund	Advisor Class Investor Class Institutional Class R6 Class
Oakmark Bond Fund	Advisor Class Investor Class Institutional Class R6 Class
Oakmark Small Cap Fund	Advisor Class Investor Class Institutional Class R6 Class